Interest in equity investees - Althea (Details) $ in Thousands, $ in Thousands	12 Months Ended
	May 31, 2019 AUD ($) shares	May 31, 2019 CAD ($) shares	May 31, 2018 CAD ($) shares	May 31, 2019 CAD ($) shares
Interest in equity investees
Net loss		$ (16,499)	$ 29,448
Net loss		1,123	9,281
Total proceeds from shares issued		$ 245,925	$ 195,661
Althea
Interest in equity investees
Common shares held | shares	50,750,000		4,500	50,750,000
Ownership percent held	25.00%	25.00%	37.50%
Net loss	$ 4,368
Share split ratio	7,500	7,500
Common shares issued | shares	101,310,000	101,310,000
Total proceeds from shares issued	$ 19,650
Contributions made by Company	3,400	$ 3,258
Total gain on dilution of ownership in equity investee		$ 2,210
Fair value of shares based on the closing share price	$ 36,032			$ 33,776